Note 9 - Basic and Diluted Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2021	2020
Net income attributable to Avalon Holdings Corporation common shareholders	$1,971	$14

Shares used in computing basic income per share	3,899	3,876
Potentially dilutive shares from stock options	34	2
Shares used in computing diluted income per share	3,933	3,878

Income per share attributable to Avalon Holdings Corporation common shareholders
Basic net income per share	$0.51	$0.00
Diluted net income per share	$0.50	$0.00